Convertible Debt – Related Party (Details) - Schedule of convertible debt - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 30, 2020
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance		$ 448,292
Issued during the year		11,414
Conversion feature		(2,054)
Accretion	$ 60,136	30,787
Conversion	(508,237)
Effects of currency translation	(7,382)	44,931
Ending balance	77,887	533,370
2019 and 2020 Convertible Loans [Member]
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance		369,477
Issued during the year		11,414
Conversion feature		(2,054)
Accretion	60,136	30,787
Conversion	(471,528)
Effects of currency translation	(3,568)	37,557
Ending balance	32,221	447,181
2017 Convertible Loans [Member]
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance		78,815
Issued during the year
Conversion feature
Accretion
Conversion	(36,709)
Effects of currency translation	(3,814)	7,374
Ending balance	$ 45,666	$ 86,189